Other Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Other reserves [Abstract]
Disclosure of Other reserves

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - convertible redeemable preferred shares	Value of conversion rights – convertible promissory note (Note 33)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2019	506,385	(290,986)	—	218,050	5,744,955	(1,599,888)	4,578,516

Issuance of convertible redeemable preferred shares	—	—	—	11,956	—	—	11,956
Foreign operation translation difference	—	(176,833)	—	—	—	—	(176,833)
Appropriation to general reserve	—	—	223,712	—	—	—	223,712
Share-based payment	(55,060)	—	—	—	—	—	(55,060)

As of December 31, 2019	451,325	(467,819)	223,712	230,006	5,744,955	(1,599,888)	4,582,291

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - optionally convertible promissory notes (Note 34)	Value of conversion rights - convertible redeemable preferred shares	Value of conversion rights – convertible promissory note (Note 33)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2020	451,325	(467,819)	223,712	—	230,006	5,744,955	(1,599,888)	4,582,291

C-round restructuring	—	—	—	1,489,748	(219,738)	—	25,648	1,295,658
Conversion of Class C ordinary shares to ordinary shares upon IPO	—	—	—	—	(10,268)	—	—	(10,268)
Foreign operation translation difference	—	614,399	—	—	—	—	—	614,399
Appropriation to general reserve	—	—	772,466	—	—	—	—	772,466
Share-based payment	164,164	—	—	—	—	—	—	164,164

As of December 31, 2020	615,489	146,580	996,178	1,489,748	—	5,744,955	(1,574,240)	7,418,710

	Employee share-based compensation reserve	Translation differences	General reserve	Value of conversion rights - optionally convertible promissory notes (Note 34)	Value of conversion rights – convertible promissory note (Note 33)	Capital reserve and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2021	615,489	146,580	996,178	1,489,748	5,744,955	(1,574,240)	7,418,710

Exercise of share-based payment	(72,709)	—	—	—	—	—	(72,709)
Foreign operation translation difference	—	28,402	—	—	—	—	28,402
Appropriation to general reserve	—	—	1,789,034	—	—	—	1,789,034
Share-based payment	132,071	—	—	—	—	—	132,071
Acquisition of non-controlling interests of a subsidiary	—	—	—	—	—	9,487	9,487

As of December 31, 2021	674,851	174,982	2,785,212	1,489,748	5,744,955	(1,564,753)	9,304,995